Allowance for Credit Losses	12 Months Ended
Dec. 31, 2012
Allowance for Credit Losses

Note 7 – Allowance for Credit Losses

The allowance for credit losses, which represents management’s estimate of probable losses related to specific borrower relationships and inherent in the various loan and lease portfolios, unfunded commitments, and standby letters of credit, is determined by management through a disciplined credit review process. Northern Trust’s accounting policies related to the estimation of the allowance for credit losses and the charging off of loans, leases and other extensions of credit deemed uncollectible are consistent across both loan and lease segments.

In establishing the inherent portion of the allowance for credit losses, Northern Trust’s Loan Loss Allowance Committee assesses a common set of qualitative factors applicable to both the commercial and personal loan segments. The risk characteristics underlying these qualitative factors, and management’s assessments as to the relative importance of a qualitative factor, can vary between loan segments and between classes within loan segments. Factors evaluated include those related to external matters, such as economic conditions and changes in collateral value, and those related to internal matters, such as changes in asset quality metrics and loan review activities. In addition to the factors noted above, risk characteristics such as portfolio delinquencies, percentage of portfolio on the watch list and on nonperforming status, and average borrower ratings are assessed in the determination of the inherent allowance.

Loan-to-value levels are considered for collateral-secured loans and leases in both the personal and commercial segments. Borrower debt service coverage is evaluated in the personal segment, and cash flow coverage is analyzed in the commercial segment. Similar risk characteristics by type of exposure are analyzed when determining the allowance for unfunded commitments and standby letters of credit. These qualitative factors, together with historical loss rates, serve as the basis for the allowance for credit losses.

Loans, leases and other extensions of credit deemed uncollectible are charged to the allowance for credit losses. Subsequent recoveries, if any, are credited to the allowance. Determinations as to whether an uncollectible loan is charged-off or a specific allowance is established are based on management’s assessment as to the level of certainty regarding the amount of loss.

Changes in the allowance for credit losses by segment were as follows:

	2012			2011			2010
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6
Charge-Offs	(19.9)	(43.1)	(63.0)	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)
Recoveries	20.3	16.4	36.7	21.5	11.4	32.9	3.6	3.3	6.9

Net (Charge-Offs) Recoveries	0.4	(26.7)	(26.3)	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)
Provision for Credit Losses	(17.2)	42.2	25.0	(10.9)	65.9	55.0	77.2	82.8	160.0
Effect of Foreign Exchange Rates	–	–	–	–	–	–	(0.1)	–	(0.1)

Balance at End of Year	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowance for Credit Losses Assigned to:
Loans and Leases	$166.1	$131.8	$297.9	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6
Unfunded Commitments and Standby Letters of Credit	28.1	1.6	29.7	32.4	1.7	34.1	36.0	1.7	37.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

The following tables provide information regarding the recorded investments in loans and leases and the allowance for credit losses by segment as of December 31, 2012 and 2011.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2012
Loans and Leases
Specifically Evaluated for Impairment	$125.0	$144.8	$269.8
Evaluated for Inherent Impairment	12,772.2	16,462.5	29,234.7

Total Loans and Leases	12,897.2	16,607.3	29,504.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	11.0	7.0	18.0
Evaluated for Inherent Impairment	155.1	124.8	279.9

Allowance assigned to loans and leases	166.1	131.8	297.9
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	28.1	1.6	29.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9